Note 29 - Related party transactions (Detail) - Due from (to) related parties include: (USD $)	Dec. 31, 2012		Dec. 31, 2011
Accounts receivable (i), (ii)	$ 1,641,016	[1],[2]	$ 2,359,182	[1],[2]
Receivable from other related parties	115,385		16,268
Due from related parties	1,756,401		2,375,450
Payable to other related parties	(456,765)		(16,198)
Due to related parties	$ (456,765)		$ (16,198)

[1]	In October 2009, PT Linktone entered into cooperation agreements with Infokom and MNC. Infokom is an Indonesia corporation and a subsidiary of GMC. Pursuant to these agreements, PT Linktone operated its VAS business in Indonesia through the VAS access numbers owned by Infokom and MNC. From September 1, 2010, the PT Linktone acquisition closing date, to December 31, 2010, PT Linktone's total revenue generated from the VAS Short Codes owned by Infokom was $1,569,369. PT Linktone's total revenue generated from the VAS access number owned by MNC was $260,239.In 2011, PT Linktone has successfully changed the ownership of VAS access number owned by MNC to PT Linktone. Total revenue generated from the use of short codes owned by Infokom and self-owned was $4,671,003 and $2,316,087. As of December 31, 2011, amounts due from Infokom was $2,333,799. In 2012, total revenue generated from the use of short codes owned by Infokom was $1,879,218. As of December 31, 2012, amounts due from Infokom was $1,609,155 . PT Linktone also purchases VAS contents from MNC and its subsidiaries for its operation. From September 1, 2010, the acquisition date, to December 31, 2010, PT Linktone purchased contents of $354,620 from MNC and its subsidiaries. In 2011 and 2012, PT Linktone recorded total fees payable to Infokom of $326,490 and $202,805, respectively.
[2]	In 2010, 2011 and 2012, PT Linktone has generated revenue other than VAS including TV promotions and trading from MNC amounting to nil, $264,053 and $11,757 respectively. As of December 31, 2011 and 2012, amounts due from MNC was $25,383and 31,861 respectively.